Interim condensed consolidated statements of comprehensive income (Unaudited) (Parentheticals)	6 Months Ended
	Jun. 30, 2024 RM / shares	Jun. 30, 2024 $ / shares	Jun. 30, 2023 RM / shares	Jun. 30, 2023 $ / shares
Profit or loss [abstract]
Earnings per share - Diluted | (per share)	RM 0.36	$ 0.08	RM 0.55	$ 0.12